Discontinued Operations - Sale of VitaMedica (Tables)	12 Months Ended
Jun. 30, 2024
Discontinued Operations - Sale of VitaMedica
Schedule of Discontinued Operations - Sale of VitaMedica
	Years ended June 30,
	2024	2023
Discontinued Operations
Revenue	$8,707,268		$7,610,949
Cost of sales	$2,051,854		$1,362,036
Sales, general and administrative expenses	$6,076,257		$5,891,301
Depreciation and amortization	$425,263		$527,634
Other expenses	$(59,742)		$212,427
Income (loss) from discontinued operations	$213,636		$(382,449)
Accounts receivable net of allowance for doubtful accounts	$-		$289,416
Fixed assets, net of accumulated depreciation	$-		$83,840
Total assets	$-		$4,875,757
Total liabilities	$-	$

Schedule of consideration paid fair value vita medica
Cash	$2,100.000
Reduction of liabilities	1,900,000
Note payable	1,000,000
Working capital payment	1,000,000
$6,000,000

Recognized amounts of identifiable assets, liabilities and intangible assets transferred:

Cash	$37,267
Accounts receivable	416,374
Inventory	1,747,150
Prepaid expenses	518,280
Fixed assets	111,305
Other assets	184,800
Liabilities	(512,926)
Total identifiable assets	2,502,250
Total goodwill and intangible assets	1,549,212
Total assets transferred	4,051,462
Purchase price	$6,000,000
Gain on sale of VitaMedica	$1,948,538